Leases - Movement in lease liabilities (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Lease liabilities
Beginning balance	£ 4,430	£ 3,757	£ 4,340
Cash flows	(1,515)	(576)	(868)
Additions	300	1,202	235
Accretion expense	64	47	50
Ending balance	£ 3,279	£ 4,430	£ 3,757